Cover Page	Aug. 08, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 08, 2022
Entity Registrant Name	Upstart Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39797
Entity Tax Identification Number	46-4332431
Entity Address, Address Line One	2950 S. Delaware Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	650
Local Phone Number	204-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	UPST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Central Index Key	0001647639
Amendment Flag	false